Supplemental Balance Sheet Information (Tables)	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of the allowance for doubtful accounts
Allowance	for doubtful accounts:

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Balance, beginning of period	$—	$98	$210	$210	$486
Additions	213	261	705	368	847
Write-offs	(115)	(149)	(429)	(61)	(538)

Balance, end of period	$98	$210	$486	$517	$795

Schedule of the sales credit reserve
Sales	credit reserve:

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Balance, beginning of period	$—	$30	$312	$312	$714
Additions	30	683	1,210	529	843
Deductions against reserve	—	(401)	(808)	(289)	(905)

Balance, end of period	$30	$312	$714	$552	$652